Schedule I-Consolidated Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Allowance for doubtful accounts
Movement in valuation and qualifying accounts
Balance beginning of period	$ 14,150	$ 13,904	$ 15,381
Charged to costs and expenses	400	2,263	2,276
Deductions	4,983	2,017	3,753
Balance at end of period	9,567	14,150	13,904
Reseve for discounts and returns
Movement in valuation and qualifying accounts
Balance beginning of period	15,953	11,908	11,294
Charged to costs and expenses	15,217	14,636	11,300
Deductions	10,778	10,591	10,686
Balance at end of period	20,392	15,953	11,908
Deferred tax asset valuation
Movement in valuation and qualifying accounts
Balance beginning of period	18,968	19,970	34,252
Charged to costs and expenses	274	(84)	(911)
Charged to other accounts	(1,283)	(918)	104
Deductions			13,475
Balance at end of period	$ 17,959	$ 18,968	$ 19,970